<SEQUENCE>1
<FILENAME>HANLON_2011q4.txt

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hanlon Investment Management, Inc.
Address: 3393 Bargaintown Road, Suite 200
         Egg Harbor Township, NJ 08234

13F File Number:  028-14155

The instutitional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J. Ericson
Title:     CCO and General Counsel
Phone:     609-601-1200

Signature, Place, and Date of Signing:

 /s/ Thomas J. Ericson     Egg Harbor Township, NJ     January 27, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    $253,289

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                          VALUE     SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
SELECT SECTOR SPDR TR	       SBI CONS STPLS	81369Y308    11781   362598 SH	SOLE		            362598	  0	   0
PENN NATL GAMING INC	       COM	        707569109     1662    43653 SH	SOLE		             43653	  0	   0
PHARMACEUTICAL HLDRS TR	       DEPOSITRY RCPT	71712A206     5802    79800 SH	SOLE		             79800	  0	   0
PIMCO ETF TR	               1-5 US TIP IDX	72201R205     4209    78146 SH	SOLE		             78146	  0	   0
PIMCO HIGH INCOME FD 	       COM SHS	        722014107      841    70000 SH	SOLE		             70000	  0	   0
PIONEER MUN HIGH INCOME ADV    COM	        723762100      720    50000 SH	SOLE		             50000	  0	   0
POWERSHARES ETF TR 	       II BUILD AMR ETF	73937B407    24368   849668 SH	SOLE		            849668	  0	   0
POWERSHS DB US DOLLAR INDEX    DOLL INDX BULL	73936D107    31104  1384242 SH	SOLE		           1384242	  0	   0
POWERSHARES GLOBAL ETF TRUST   SOVEREIGN DEBT	73936T573     5945   217275 SH	SOLE		            217275	  0	   0
POWERSHARES GLOBAL ETF TRUST   FDM HG YLD RAFI	73936T557     6064   328293 SH	SOLE		            328293	  0	   0
POWERSHARES GLOBAL ETF TRUST   INSUR NATL MUN	73936T474    27966  1143812 SH	SOLE		           1143812	  0	   0
RAIT FINANCIAL TRUST	       COM	        749227609       79    16666 SH	SOLE		             16666	  0	   0
SPDR SERIES TRUST	       BRCLYS YLD ETF	78464A417    59243  1540775 SH	SOLE		           1540775	  0	   0
SPDR GOLD TRUST	               GOLD SHS	        78463V107      350     2300 SH	SOLE		              2300	  0	   0
SPDR SERIES TRUST	       NUVN BRCLY MUNI	78464A458    30998  1305728 SH	SOLE		           1305728	  0	   0
SPDR SERIES TRUST	       NUVN BR SHT MUNI	78464A425     6083   249898 SH	SOLE		            249898	  0	   0
VANGUARD WORLD FD	       EXTENDED DUR	921910709    18762   153863 SH	SOLE		            153863	  0	   0
VANGUARD SCOTTSDALE FDS	       SHRT-TERM CORP	92206C409     5973    76721 SH	SOLE		             76721	  0	   0
WISDOMTREE TRUST	       CHINESE YUAN ETF	97717W182     5396   211523 SH	SOLE		            211523  	  0	   0
WISDOMTREE TRUST	       EQTY INC ETF	97717W208     5943   138473 SH	SOLE		            138473	  0	   0